Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Consulting fees		$ 40,000	$ 123,750
Related party expenses	36,000	36,000	30,000
Revenue from affiliated	31,200,000	22,700,000
Ranch Lease Agreement [Member]
Related Party Transaction [Line Items]
Number of ranch lease agreements	2
Ranch Lease Agreement [Member] | Cypress Springs Ranch [Member]
Related Party Transaction [Line Items]
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches	39,875
Ranch Lease Agreement [Member] | Camp Verde Ranch [Member]
Related Party Transaction [Line Items]
Fees pursuant to the ranch lease agreements for right to utilize premises of ranches	$ 1,650